Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUE:
Revenue from contract with customer	$ 32	$ 571	$ 52	$ 1,207	$ 1,464	$ 3,647
Cost of revenue	160	1,911	423	4,172	15,319	8,732
Gross loss	(128)	(1,340)	(371)	(2,965)	(13,855)	(5,085)
OPERATING EXPENSES:
Research and development	3,838	5,897	8,370	15,339	26,171	37,644
Sales and marketing	67	2,604	408	8,872	12,528	19,317
General and administrative	4,223	6,345	9,838	14,899	25,234	36,762
Impairment of long-lived assets					9,988	0
Total operating expenses	8,128	14,846	18,616	39,110	73,921	93,723
LOSS FROM OPERATIONS	(8,256)	(16,186)	(18,987)	(42,075)	(87,776)	(98,808)
OTHER INCOME (EXPENSE):
Change in fair value of convertible note and warrant liabilities	(15)	(116)	(13)	(926)	(858)	(14)
Interest income and other	228	301	423	578	1,317	1,545
Interest expense and other	56	(11)	373	165	248	(1,379)
Total other income (expense), net	269	174	783	(183)	707	152
Provision for income tax expense	0	19	2	38	57	58
Net loss	(7,987)	(16,031)	(18,206)	(42,296)	(87,126)	(98,714)
Change in net unrealized gain (loss) on available-for-sale securities, net of tax	(4)	420	(18)	910	1,264	(940)
Change in fair value due to instrument-specific credit risk, net of tax	0	0	0	(21)	(21)	(25)
Amounts reclassified from accumulated other comprehensive loss, net of tax					46	77
Comprehensive loss	$ (7,991)	$ (15,611)	$ (18,224)	$ (41,407)	$ (85,837)	$ (99,602)
PER SHARE DATA
Net loss per share (basic and diluted) (in dollars per share)	$ (1.16)	$ (2.74)	$ (2.8)	$ (7.51)	$ (14.95)	$ (18.82)
Weighted average shares outstanding (basic and diluted) (in shares)	6,874,454	5,855,866	6,499,089	5,632,091	5,827,721	5,245,624
Prototype Sales [Member]
REVENUE:
Revenue from contract with customer	$ 6	$ 245	$ 26	$ 370	$ 477	$ 1,743
Development Contracts [Member]
REVENUE:
Revenue from contract with customer	$ 26	$ 326	$ 26	$ 837	$ 987	$ 1,904